November 24, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Funds Group Trust (the “Trust”) - File Nos: 033-70958 and 811-08104

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated November 22, 2021, do not differ from those contained in Post-Effective Amendment No. 130 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on November 22, 2021 (SEC Accession No. 0000914243-21-000148) and became effective on November 22, 2021.

Any comments on this filing should be directed to me at (513) 357-6029.

                            Sincerely,

                            /s/Meredyth A. Whitford-Schultz
                            Meredyth A. Whitford-Schultz
                            Senior Counsel

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